CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Goodwill	€ 785,182	€ 785,182
Intangible assets	1,419,699	1,307,388
Property, plant and equipment	1,575,200	1,457,825
Investments and other financial assets	67,671	59,534
Deferred tax assets	217,553	203,382
Total non-current assets	4,065,305	3,813,311
Inventories	948,514	674,662
Trade receivables	261,380	232,414
Receivables from financing activities	1,451,158	1,399,997
Tax receivables	11,616	16,054
Other current assets	130,228	153,183
Current financial assets	61,130	87,301
Cash and cash equivalents	1,121,981	1,388,901
Total current assets	3,986,007	3,952,512
Total assets	8,051,312	7,765,823
Equity and liabilities
Equity attributable to owners of the parent	3,060,888	2,592,857
Non-controlling interests	9,734	9,630
Total equity	3,070,622	2,602,487
Employee benefits	123,045	110,807
Provisions	187,276	180,694
Deferred tax liabilities	136,846	126,507
Debt	2,477,186	2,811,779
Other liabilities	1,022,967	952,025
Other financial liabilities	13,539	19,993
Trade payables	930,560	902,968
Tax payables	89,271	58,563
Total equity and liabilities	€ 8,051,312	€ 7,765,823